Summary of Significant Accounting Policies - Solar power and battery energy storage systems (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Solar power systems
Summary of Significant Accounting Policies
Estimated useful lives		30 years
Solar power systems | Maximum
Summary of Significant Accounting Policies
Estimated useful lives	35 years
Solar power systems | Depreciation life
Summary of Significant Accounting Policies
Estimated useful lives	35 years
Increase or decrease in depreciation expenses	$ (2,642)	$ (629)
Battery energy storage systems | Maximum
Summary of Significant Accounting Policies
Estimated useful lives	25 years